Deposits with Restrictions on Use - Deposits Which are Restricted in Use (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Cash and cash equivalents	₩ 1,454,978	₩ 1,882,291	₩ 872,731	₩ 1,369,653
Short-term financial instruments	294,934	237,230
Long-term financial instruments	375	375
Financial instruments	295,309	237,605
Restricted deposits [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	58	43
Short-term financial instruments	79,500	79,514
Long-term financial instruments	372	375
Financial instruments	₩ 79,930	₩ 79,932